Cover	May 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2026
Entity File Number	001-43080
Entity Registrant Name	Polaryx Therapeutics, Inc.
Entity Central Index Key	0002075320
Entity Tax Identification Number	47-3393659
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	South Tower
Entity Address, Address Line Two	140 E Ridgewood Avenue
Entity Address, Address Line Three	Suite 415
Entity Address, City or Town	Paramus
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07652
City Area Code	201
Local Phone Number	940-7236
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PLYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false